CURRENT AND DEFERRED TAXES - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Income Tax [Abstract]
Income tax, applicable tax rate	27.00%	27.00%	27.00%
Total deferred tax assets not recognized	$ 2,914,298	$ 3,263,150
Unrecoverable deferred tax assets	$ 10,460,187	$ 11,736,014